Related Party Transactions	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Related Party Transaction [Line Items]
Related Party Transactions
Note 15. Related Party Transactions
Given that the MSGE Spinco Distribution did not occur until after March 31, 2023, the transactions described below, unless otherwise indicated, were in place with Sphere Entertainment as of March 31, 2023, and continued with the Company following the MSGE Spinco Distribution.

As of March 31, 2023, members of the Dolan family, including trusts for the benefit of members of the Dolan family (collectively, the “Dolan Family Group”), for purposes of Section 13(d) of the Securities Exchange Act of 1934, as amended, collectively beneficially owned 100% of the Sphere Entertainment’s outstanding Class B common stock and approximately 5.5% of Sphere Entertainment’s outstanding Class A common stock (inclusive of options exercisable within 60 days of March 31, 2023). Such shares of Sphere Entertainment’s Class A common stock and Class B common stock, collectively, represent approximately 72.4% of the aggregate voting power of Sphere Entertainment’s outstanding common stock. Pursuant to the MSGE Spinco Distribution on April 20, 2023, Sphere Entertainment distributed approximately 67% of the outstanding common stock of the Company to its stockholders, with one share of the Company’s Class A Common Stock issued for every share of Sphere Entertainment’s Class A common stock held as of the Record Date, and one share of the Company’s Class B Common Stock issued for every share of Sphere Entertainment’s Class B common stock held as of the Record Date, and retained approximately 33% of the Company’s outstanding common stock.
Members of the Dolan family are the controlling stockholders of the Company, Sphere Entertainment (including its subsidiaries MSG Networks Inc. and TAO Group Hospitality, which was subsequently sold on May 3, 2023), MSG Sports, and AMC Networks Inc. (“AMC Networks”). See Note 19. Related Party Transactions to the Company’s Audited Combined Annual Financial Statements for a description of the Company’s current related party arrangements. There have been no material changes in such related party arrangements except as described below and in Note 1. Description of Business and Basis of Presentation.
From time to time the Company enters into arrangements with 605, LLC (“605”). James L. Dolan, the Company’s Executive Chairman, Chief Executive Officer and a director, and his spouse, Kristin A. Dolan, own 50% of 605. Kristin A. Dolan is also the founder and
Non-Executive
Chairman of 605. 605 provides audience measurement and data analytics services to the Company and its subsidiaries in the ordinary course of business. Sphere Entertainment’s audit committee approved the entry into one or more agreements with 605 to provide certain data analytics services to the Company for an aggregate amount of up to $1,000. In August 2022, a subsidiary of Sphere Entertainment entered into a three-year agreement with 605, valued at approximately $750, covering several customer analysis projects per year in connection with events held at our venues, which was assigned to the Company in connection with the MSGE Spinco Distribution. The Company expects to engage 605 to provide additional data analytics services in the future. Pursuant to this arrangement, the Company recognized $68 and $204 of expense for the three and nine months ended March 31, 2023, respectively, and as of March 31, 2023, $68 has been recognized in Prepaid expenses and other current assets.
MSG Sports has made market rate interest-bearing advances to the Company in connection with the construction of new premium hospitality suites at The Garden. The advances will be repaid (including interest) through cash receipts from the licenses for each new suite. As of March 31, 2023, MSG Sports had advanced $168 to the Company in connection with the arrangement. This advance has been recognized in Long-term debt, net of deferred financing costs in the accompanying condensed consolidated balance sheets.
As of June 30, 2022, the Company had $637 of notes payable with respect to a loan received by BCE from its noncontrolling interest holder. There were no notes payable as of March 31, 2023 as a result of the BCE Disposition.
Revenues and Operating Expenses
The
following table summarizes the composition and amounts of the transactions with the Company’s affiliates. The significant components of these amounts are discussed below. These amounts are reflected in revenues and operating expenses in the accompanying condensed combined statements of operations for the three and nine months ended March 31, 2023 and 2022:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022
Revenues	$41,594	$49,259	$96,805	$96,415
Operating expenses (credits):
Revenue sharing expenses	$7,353	$5,791	$15,639	$12,187
Reimbursement under Arena License Arrangements	(8,911)	(10,047)	(18,761)	(19,097)
Cost reimbursement from MSG Sports	(9,789)	(9,159)	(28,781)	(28,888)
Corporate allocations to Sphere Entertainment	(40,794)	(32,343)	(114,761)	(106,628)
Other operating expenses, net	327	541	3,682	4,701

Total operating expenses (credits), net (a)	$(51,814)	$(45,217)	$(142,982)	$(137,725)

(a)
Of the total operating expenses, net, $
(804
) and $
(1,329)
for the three and nine months ended March 31, 2023, respectively, and $
(4,427)
and $
(7,458)
for the three and nine months ended March 31, 2022, respectively, are included in direct operating expenses in the accompanying condensed combined statements of operations, and $
(51,010)
and $
(141,653)
for the three and nine months ended March 31, 2023, respectively, and $
(40,790)
and $
(130,267)
for the three and nine months ended March 31, 2022, respectively, are included in selling, general and administrative expenses.

Revenues
The Company recorded $31,163 and $64,312 of revenues under the Arena License Agreements for the three and nine months ended March 31, 2023, respectively. In addition to the Arena License Agreements, the Company’s revenues from related parties primarily reflected sponsorship sales and service representation agreements of $7,079 and $15,643, and merchandise sharing revenues of $2,160 and $4,451 with MSG Sports during the three and nine months ended March 31, 2023, respectively. The Company recorded revenues under the Networks Advertising Sales Representation Agreement of $0 and $8,802 for the three and nine months ended March 31, 2023, respectively. The Company also earned sublease revenue from related parties of $716 and $2,100 during the three months and nine months ended March 31, 2023, respectively.
The Company recorded $29,616 and $58,797 of revenues under the Arena License Agreements for the three and nine months ended March 31, 2022, respectively. In addition, the Company recorded revenues under sponsorship sales and service representation agreements of $7,027 and $14,206 and merchandise sharing revenues of $1,548 and $3,000 with MSG Sports during the three and nine months ended March 31, 2022, respectively. The Company recorded revenues under the Networks Advertising Sales Representation Agreement of $9,621 and $17,015 for the three and nine months ended March 31, 2022, respectively. The Company also earned sublease revenue from related parties of $736 and $1,958 during the three and nine months ended March 31, 2022, respectively.
Operating Expenses
Revenue sharing expenses
Revenue sharing expenses include MSG Sports’ share of the Company’s in-venue
food and beverage sales and certain venue signage agreements.

Reimbursements under Arena License Arrangements
Fees recognized by the Company under the Arena License Agreements with MSG Sports for use of The Garden are reported as operating lease revenues in accordance with ASC Topic 842. In addition, the Company records credits to direct operating expenses as a reimbursement under the Arena License Agreements.
Cost reimbursement from MSG Sports
Per the Services Agreement with MSG Sports, the Company’s corporate overhead expenses that are charged to MSG Sports are primarily related to centralized functions, including information technology, security, accounts payable, payroll, tax, legal, human resources, insurance and risk management, investor relations, corporate communications, benefit plan administration and reporting, and internal audit.
Corporate allocations to Sphere Entertainment
As part of the MSGE Spinco Distribution, certain corporate and operational support functions were transferred to the Company and therefore, charges were reflected in order to properly burden all business units comprising Sphere Entertainment’s historical operations. Allocations of corporate overhead and shared services expense to Sphere Entertainment from the Company were recorded for corporate and operational functions based on direct usage when identifiable, with the remainder allocated on a pro rata basis of combined assets, headcount or other measures of the Company or Sphere Entertainment, which is recorded as a reduction of either direct operating expenses or selling, general and administrative expense. The aforementioned allocations for certain support functions that are provided on a centralized basis and not historically recorded at the business unit level by Sphere Entertainment related to departments such as executive management, finance, legal, human resources, government affairs, and information technology, among others. In addition, corporate allocations to Sphere Entertainment include charges to MSG Networks under the services agreement with MSG Networks.
Other operating expenses, net
The Company and its related parties enter into transactions with each other in the ordinary course of business. Amounts charged to the Company for other transactions with its related parties are net of amounts charged by the Company to the Knickerbocker Group, LLC, an entity owned by James L. Dolan, the Executive Chairman, Chief Executive Officer and a director of the Company, for office space and the cost of certain technology services. In addition, other operating expenses primarily include net charges relating to (i) reciprocal aircraft arrangements between the Company and each of Q2C and CFD, (ii) time sharing and/or dry lease agreements with MSG Sports, AMC Networks and Brighid Air, and (iii) commission under the group ticket sales representation agreement with MSG Sports. The reciprocal aircraft arrangement between the Company and Q2C and the related aircraft support services arrangement between them was no longer effective as of December 21, 2021.
Loans Receivable from Sphere Entertainment
The Company’s captive insurance entity, Eden Insurance Company, Inc. (“Eden”), entered into a loan agreement with Sphere Entertainment (the “Eden Loan Agreement”), under which Eden granted Sphere Entertainment an unsecured loan bearing interest at a rate of LIBOR plus 350 basis points with a principal amount not exceeding $60,000. This loan is in the form of a demand promissory note, payable immediately upon order from Eden. As of March 31, 2023 and June 30, 2022, Eden had an outstanding loan receivable from Sphere Entertainment of $53,634 and $56,060, respectively, inclusive of accrued interest. During the three and nine months ended March 31, 2023 and 2022, Eden declared dividends to Sphere Entertainment through a reduction of the loan receivable from Sphere Entertainment. During the three and nine months ended March 31, 2023 and 2022, no interest or principal payments were received by Eden and instead the accrued but unpaid interest was added to the outstanding principal amount of the loan. The cash flows related to this loan receivable are reflected as investing activities, as these balances represent amounts loaned by the Company to Sphere Entertainment. The Company recorded related party interest income of $1,121 and $2,925 related to the Eden Loan Agreement during the three and nine months ended March 31, 2023, respectively. The Company recorded related party interest income of $352 and $1,413 related to the Eden Loan Agreement during the three and nine months ended March 31, 2022, respectively. The loan payable to the Company held by Sphere Entertainment under the Eden Loan Agreement was assigned by Sphere Entertainment to the Company in connection with the MSGE Spinco Distribution, and will be eliminated in consolidation by the Company for periods subsequent to the MSGE Spinco Distribution.
On May 23, 2019, the Company entered into a subordinated credit agreement with TAO Group
Sub-Holdings,
LLC (“TAOG
Sub-Holdings”),
a wholly-owned subsidiary of Sphere Entertainment (the “TAO Subordinated Credit Agreement”), under which the Company granted TAOG
Sub-Holdings
a $49,000 subordinated loan. This loan had a maturity date of August 22, 2024. On June 15, 2020, the TAO Subordinated Credit Agreement was amended to provide an additional $22,000 of borrowing capacity and subsequently, the Company provided additional proceeds of $19,000 under the TAO Subordinated Credit Agreement. There are no mandatory repayments of principal until the maturity date. Subject to customary notice and minimum amount conditions, TAOG
Sub-Holdings
can voluntarily prepay outstanding loans under the TAO Subordinated Credit Agreement at any time, in whole or in part, without premium or penalty. Interest is due monthly in cash or paid-in-kind
based on the terms of the TAO Senior Credit Agreement. On June 9, 2022, Sphere Entertainment paid the full outstanding principal amount of this TAO Subordinated Credit Agreement. The Company recorded related party interest income of $1,105 and $3,506 related to the TAO Subordinated Credit Agreement during the three and nine months ended March 31, 2022, respectively.
Cash Management
Sphere Entertainment uses a centralized approach to cash management and financing of operations. The Company’s and Sphere Entertainment’s other subsidiaries’ cash was available for use and was regularly “swept” historically. Cash and cash equivalents were attributed to the Company for each of the periods presented, as such cash was held in accounts legally owned by the Company. Transfers of cash both to and from Sphere Entertainment were included as components of Sphere Entertainment’s Investment on the condensed combined statements of divisional equity (deficit). The main components of the net transfers to Sphere Entertainment are cash pooling/general financing activities, various expense allocations to/from Sphere Entertainment, and receivables/payables from/to Sphere Entertainment deemed to be effectively settled upon the distribution of the Company by Sphere Entertainment.
Sphere Entertainment Investment
Certain significant balances and transactions among the Company and Sphere Entertainment and its subsidiaries, which include allocations of corporate general and administrative expenses, share-based compensation expense and other historical intercompany activities, are recorded as components of divisional equity (deficit), except for the transactions noted above related to historically cash-settled loans between the Company and Sphere Entertainment. The changes in Sphere Entertainment Investment also include financing activities for capital transfers, cash sweeps, and other treasury services. As part of this activity, cash balances are swept to Sphere Entertainment regularly as part of the Sphere Entertainment cash management policy.
Related Party Transactions after the MSGE Spinco Distribution
In connection with the MSGE Spinco Distribution, the Company and Sphere Entertainment entered into arrangements with respect to, among other things, transition services. Additionally, on April 20, 2023, MSG

Entertainment Holdings entered into the DDTL Facility with Sphere Entertainment. Pursuant to the DDTL Facility, MSG Entertainment Holdings has committed to lend up to $65,000 in delayed draw term loans to Sphere Entertainment on an unsecured basis until October 20, 2024. As of the date of this filing, Sphere Entertainment has not yet drawn upon the DDTL F acility.

MSGE SPINCO, INC [Member]
Related Party Transaction [Line Items]
Related Party Transactions
Note 19. Related Party Transactions
Members of the Dolan family including trusts for the benefit of members of the Dolan family (collectively, the “Dolan Family Group”) are the controlling stockholders of the Company, MSG Entertainment including its MSG Networks and TAO Group Hospitality subsidiaries, MSG Sports, and AMC Networks Inc. (“AMC Networks”).

Current Related Party Arrangements
The Company is party to the following agreements and/or arrangements with MSG Sports:

•
Arena License Agreements pursuant to which the Company (i) provides MSG Sports the right to use The Garden for games of the Knicks and Rangers for a
35-year
term in exchange for venue license fees, (ii) shares revenues collected for suite licenses, (iii) operates and manages the sale of the sports teams merchandise at The Garden for a commission, (iv) operates and manages the sale of food and beverage sales and catering services during the Knicks and Rangers games for a portion of net profits (as defined under the Arena License Agreements), (v) provides day of game services that were historically provided prior to the 2020 Entertainment Distribution, and (vi) provides other general services within The Garden. Refer to the below discussion on the venue usage cost allocation prior to the 2020 Entertainment Distribution;

•
Sponsorship sales and service representation agreements pursuant to which the Company has the exclusive right and obligation to sell MSG Sports’ sponsorships for an initial stated term of ten years for a commission;

•
A team sponsorship allocation agreement, pursuant to which MSG Sports continues receiving an allocation of sponsorship and signage revenues associated with the sponsorship agreements that existed at the 2020 Entertainment Distribution Date;

•
Transition services agreement (the “TSA”) pursuant to which the Company provides certain corporate and other transition services to MSG Sports, such as information technology, security, accounts payable, payroll, tax, certain legal functions, human resources, insurance and risk management, government affairs, investor relations, corporate communications, benefit plan administration and reporting, and internal audit functions as well as certain marketing functions, in exchange for service fees. MSG Sports also provides certain transition services to the Company, including certain legal functions, communications, ticket sales and certain operational and marketing services, in exchange for service fees;

•	Sublease agreement, pursuant to which the Company subleases office space to MSG Sports;

•
Group ticket sales representation agreement, pursuant to which the Company appointed MSG Sports as its sales and service representative to sell group ticket packages related Company events in exchange for a commission;

•
Single night rental commission agreement, pursuant to which MSG Sports may, from time to time, sell (or make referrals for sales of) licenses for the use of suites at The Garden for individual Company events in exchange for a commission;

•	Aircraft time sharing agreements (discussed below); and;

•
Other agreements with MSG Sports entered into in connection with the 2020 Entertainment Distribution such as a distribution agreement, a tax disaffiliation agreement, an employee matters agreement, a trademark license agreement and certain other arrangements.

In addition, the Company has various agreements with MSG Networks including an advertising sales representation agreement and a services agreement (the “MSG Networks Services Agreement”), which have historically been cash settled. Pursuant to the advertising sales representation agreement, the Company has the exclusive right and obligation to sell advertising on behalf of MSG Networks in exchange for a commission. Pursuant to the MSG Networks Services Agreement, the Company provides certain services to MSG Networks, such as information technology, accounts payable and payroll, human resources, and other corporate functions, as well as the executive support services described below, in exchange for service fees. MSG Networks also provides certain services to the Company, in exchange for service fees.

Further, the Company shares certain executive support costs, including office space, executive assistants, security and transportation costs, for (i) the Company’s Executive Chairman and Chief Executive Officer with MSG Entertainment and MSG Sports and (ii) the Company’s Vice Chairman with MSG Entertainment, MSG Sports and AMC Networks. Prior to April 1, 2022, the Company also shared costs for the Company’s former President with MSG Entertainment and MSG Sports.
The Company is a party to various aircraft arrangements. Pursuant to certain Aircraft Support Services Agreements (the “Support Agreements”), the Company provides certain aircraft support services to entities controlled by (i) Charles F. Dolan, a director, and certain of his children, who are siblings of James L. Dolan, the Company’s Executive Chairman, Chief Executive Officer and a director, specifically: Thomas C. Dolan (a director of MSG Entertainment), Deborah Dolan-Sweeney, Patrick F. Dolan, Marianne Dolan Weber (a director of MSG Entertainment), and Kathleen M. Dolan, and (ii) Patrick F. Dolan, the son of Charles F. Dolan and brother of James L. Dolan.
The Company is party to reciprocal time sharing/dry lease agreements with Charles F. Dolan and Sterling2k LLC (collectively, “CFD”), an entity owned and controlled by Deborah Dolan-Sweeney, the daughter of Charles F. Dolan and the sister of James L. Dolan, pursuant to which the Company has agreed from time to time to make its aircraft available to CFD and CFD has agreed from time to time to make its aircraft available to the Company. Pursuant to the terms of the agreements, CFD may lease on a non-exclusive,
“time sharing” basis, certain Company aircraft.
The Company is also party to a dry lease agreement and a time sharing agreement with Brighid Air, LLC (“Brighid Air”), a company owned and controlled by Patrick F. Dolan, the son of Charles F. Dolan and the brother of James L. Dolan, pursuant to which Brighid Air has agreed from time to time to make its Bombardier BD100-1A10 Challenger 350 aircraft (the “Challenger”) available to the Company on a non-exclusive
basis. In connection with the dry lease agreement, the Company also entered into a Flight Crew Services Agreement (the “Flight Crew Agreement”) with Dolan Family Office, LLC (“DFO”), an entity owned and controlled by Charles F. Dolan, pursuant to which the Company may utilize pilots employed by DFO for purposes of flying the Challenger when the Company is leasing that aircraft under the Company’s dry lease agreement with Brighid Air.
Prior to December 21, 2021, the Company was also party to (i) a reciprocal time sharing/dry lease agreement with Quart 2C, LLC (“Q2C”), a company controlled by James L. Dolan and Kristin A. Dolan, his spouse and a director of MSG Entertainment, pursuant to which the Company from time to time made its aircraft available to Q2C, and Q2C, from time to time made its aircraft available to the Company, and (ii) an aircraft support services agreement with an entity controlled by James L. Dolan, pursuant to which the Company provided certain aircraft support services. These agreements were no longer effective as of December 21, 2021.
The Company and each of MSG Sports and AMC Networks are party to certain aircraft time sharing agreements, pursuant to which the Company has agreed from time to time to make aircraft available to MSG Sports and/or AMC Networks for lease on a “time sharing” basis. Additionally, the Company, MSG Sports and AMC Networks have agreed on an allocation of the costs of certain aircraft and helicopter use by their shared executives.
In addition to the aircraft arrangements described above, certain executives of the Company are party to aircraft time sharing agreements, pursuant to which the Company has agreed from time to time to make certain aircraft available for lease on a “time sharing” basis for personal use in exchange for payment of actual expenses of the flight (as listed in the agreement).

From time to time the Company enters into arrangements with 605, LLC. James L. Dolan, the Company’s Executive Chairman, Chief Executive Officer and a director, and his spouse, Kristin A. Dolan (a director of MSG Entertainment), own 50% of 605, LLC. Kristin A. Dolan is also the founder and Chief Executive Officer of 605, LLC. 605, LLC provides audience measurement and data analytics services to the Company and its subsidiaries in the ordinary course of business.
As of June 30, 2022 and 2021, BCE had $637 and $637, respectively, of notes payable with respect to a loan received by BCE from its noncontrolling interest holder.
Revenues and Operating Expenses
The following table summarizes the composition and amounts of the transactions with the Company’s affiliates. The significant components of these amounts are discussed below. These amounts are reflected in revenues and operating expenses in the accompanying combined statements of operations for Fiscal Years 2022, 2021 and 2020:

	Years Ended June 30,
	2022	2021	2020
Revenues	$115,370	$51,657	$18,955
Operating expenses (credits):
Revenue sharing expenses	17,279	558	110,002
Allocation of charges for venue usage to MSG Sports	—	—	(46,072)
Reimbursement under Arena License Arrangements	(25,827)	(9,717)	—
Cost reimbursement from MSG Sports	(38,254)	(36,502)	(116,946)
Corporate allocations to MSG Entertainment	(161,189)	(100,942)	(82,506)
Other operating expenses, net	4,995	4,041	794

Total operating expenses (credits), net (a)	$(202,996)	$(142,562)	$(134,728)

(a)
Of the total operating expenses, net, $
(9,347
), $
(930
) and $
71,722
for Fiscal Years 2022, 2021 and 2020, respectively, are included in direct operating expenses in the accompanying combined statements of operations, and $
(193,649
), $
(141,632
) and $
(206,450
) for Fiscal Years 2022, 2021 and 2020, respectively, are included as net credits in selling, general and administrative expenses.

Revenues
Through Fiscal Year 2022, the Knicks and the Rangers played a total of 98 home games at The Garden and the Company recorded $68,072 of revenues under the Arena License Agreements for Fiscal Year 2022. In addition, the Company recorded revenues under sponsorship sales and service representation agreements with MSG Sports of $17,570, and merchandise sharing revenues with MSG Sports of $4,412 for Fiscal Year 2022. The Company recorded revenues under the advertising sales representation agreement with MSG Networks of $20,878 for Fiscal Year 2022. The Company also earned $2,444 of sublease revenue from related parties during Fiscal Year 2022.
Through Fiscal Year 2021, the Knicks and the Rangers played a total of 69 home games at The Garden and the Company recorded $21,345 of revenues under the Arena License Agreements for Fiscal Year 2021. In addition, the Company recorded revenues under sponsorship sales and service representation agreements with MSG Sports of $13,584 for Fiscal Year 2021. The Company recorded revenues under the advertising sales representation agreement with MSG Networks of $13,698 for Fiscal Year 2021. The Company also earned $2,450 of sublease revenue from related parties during Fiscal Year 2021.

Through Fiscal Year 2020, the Company recorded revenues under sponsorship sales and service representation agreements with MSG Sports of $4,330. The Company recorded revenues under the advertising sales representation agreement with MSG Networks of $12,653 for Fiscal Year 2020.
Operating Expenses
Revenue sharing expenses
Revenue sharing expenses include MSG Sports’ share of the Company’s in-venue
food and beverage sales and certain venue signage agreements, and, prior to the 2020 Entertainment Distribution, other amounts specifically identified where possible or allocated proportionally.
Allocation of Charges for Venue Usage to MSG Sports and Reimbursements under Arena License Arrangements
For purposes of the Company’s combined financial statements prior to the 2020 Entertainment Distribution, the Company allocated to MSG Sports certain expenses for the usage of The Garden, which were reported as a reduction of direct operating expense in the accompanying combined statements of operations.
After the 2020 Entertainment Distribution, fees recognized by the Company under the Arena License Agreements with MSG Sports for use of The Garden are reported as operating lease revenues in accordance with ASC Topic 842. Because The Garden was closed by government mandate, the Company did not recognize operating lease revenue under the Arena License Agreements for the quarter ended September 30, 2020. Starting December 2020, the Garden reopened for games of the Knicks and the Rangers and the Company recorded $68,072 and $21,345 of revenues under the Arena License Agreements for Fiscal Years 2022 and 2021, respectively. In addition, the Company recorded credits to direct operating expenses as a reimbursement under the Arena License Agreements of $25,827 and $9,717 for Fiscal Years 2022 and 2021, respectively. No credits were recorded for Fiscal Year 2020.
Cost reimbursement from MSG Sports
Per the TSA described above, the Company’s corporate overhead expenses that are charged to MSG Sports are primarily related to centralized functions, including information technology, security, accounts payable, payroll, tax, legal, human resources, insurance and risk management, investor relations, corporate communications, benefit plan administration and reporting, and internal audit.
Prior to the 2020 Entertainment Distribution, allocations of corporate overhead and shared services expense were recorded by both MSG Entertainment, and in turn by the Company, and MSG Sports for corporate and operational functions based on direct usage or the relative proportion of revenue, headcount or other measures of MSG Entertainment or MSG Sports.
Corporate allocations to MSG Entertainment
As part of the Distribution, certain corporate and operational support functions are being transferred to the Company and therefore, charges were reflected in order to properly burden all business units comprising MSG Entertainment’s historical operations. Allocations of corporate overhead and shared services expense to MSG Entertainment from the Company were recorded for corporate and operational functions based on direct usage when identifiable, with the remainder allocated on a pro rata basis of combined assets, headcount or other measures of the Company or MSG Entertainment, which is recorded as a reduction of either direct operating expenses or selling, general and administrative expense. The aforementioned allocations for certain support functions that are provided on a centralized basis and not historically recorded at the business unit level by MSG

Entertainment and MSG Sports (for the period from July 1, 2019 to April 17, 2020), related to departments such as executive management, finance, legal, human resources, government affairs, and information technology, among others. In addition, corporate allocations to MSG Entertainment include charges to MSG Networks under the MSG Networks Services Agreement.
Other Operating Expenses, net
The Company and its related parties enter into transactions with each other in the ordinary course of business. Amounts charged to the Company for other transactions with its related parties are net of amounts charged by the Company to the Knickerbocker Group, LLC, an entity owned by James L. Dolan, the Executive Chairman, Chief Executive Officer and a director of the Company, for office space and the cost of certain technology services. In addition, other operating expenses primarily include net charges relating to (i) reciprocal aircraft arrangements between the Company and each of Q2C and CFD, (ii) time sharing and/or dry lease agreements with MSG Sports, AMC Networks and Brighid Air, (iii) commission under the group ticket sales representation agreement with MSG Sports, and (iv) expenses for advertising and promotional services rendered by MSG Networks. The reciprocal aircraft arrangement between the Company and Q2C and the related aircraft support services arrangement between them was no longer effective as of December 21, 2021.
Loans Receivable from MSG Entertainment
The Company’s captive insurance entity, Eden Insurance Company, Inc. (“Eden”), entered into a loan agreement with MSG Entertainment (the “Eden Loan Agreement”), under which Eden granted MSG Entertainment an unsecured loan bearing interest at a rate of LIBOR plus 350 basis points with a principal amount not exceeding $60,000. This loan is in the form of a demand promissory note, payable immediately upon order from Eden. As of June 30, 2022 and 2021, Eden had an outstanding loan receivable from MSG Entertainment of $56,060 and $57,962, respectively, inclusive of accrued interest. During Fiscal Year 2022, Eden declared and paid dividends to MSG Entertainment through a reduction of the loan receivable from MSG Entertainment. During Fiscal Year 2021, no interest or principal payments were received by Eden. Instead, the accrued but unpaid interest was added to the outstanding principal amount of the loan. The cash flows related to this loan receivable are reflected as investing activities, as these balances represent amounts loaned by the Company to MSG Entertainment. The Company expects that the outstanding loan payable will be transferred by MSG Entertainment to the Company prior to the Distribution. The Company recorded related party interest income of $2,117, $1,888 and $2,798 related to the Eden Loan Agreement in Fiscal Years 2022, 2021 and 2020.
On May 23, 2019, the Company entered into a subordinated credit agreement with TAO Group
Sub-Holdings,
LLC (“TAOG
Sub-Holdings”),
a wholly-owned subsidiary of MSG Entertainment (the “TAO Subordinated Credit Agreement”), under which the Company granted TAOG
Sub-Holdings
a $49,000 subordinated loan. This loan had a maturity date of August 22, 2024. On June 15, 2020, the TAO Subordinated Credit Agreement was amended to provide an additional $22,000 of borrowing capacity. The Company provided additional proceeds of $14,000 and $5,000 during Fiscal Years 2021 and 2020, respectively, under the TAO Subordinated Credit Agreement. There are no mandatory repayments of principal until the maturity date. Subject to customary notice and minimum amount conditions, TAOG
Sub-Holdings
can voluntarily prepay outstanding loans under the TAO Subordinated Credit Agreement at any time, in whole or in part, without premium or penalty. Interest is due monthly in cash or paid-in-kind
based on the terms of the TAO Senior Credit Agreement. During Fiscal Year 2020, on behalf of TAOG
Sub-Holdings,
MSG Entertainment made a voluntary principal payment and interest payments of $5,000 and $3,546, respectively. As of June 30, 2021, the Company had an outstanding loan receivable from MSG Entertainment related to this loan of $66,902, inclusive of accrued interest, and on June 9, 2022, MSG Entertainment paid the full outstanding principal amount of this TAO Subordinated Credit Agreement. The cash flows related to this loan receivable are reflected as investing activities, as these balances represent amounts loaned by the Company to MSG Entertainment. The Company recorded related party interest income of $4,420, $4,525 and $4,531 related to the TAO Subordinated Credit Agreement in Fiscal Years 2022, 2021 and 2020.
Cash Management
MSG Entertainment uses a centralized approach to cash management and financing of operations. The Company’s and MSG Entertainment’s other subsidiaries’ cash was available for use and was regularly “swept” historically. Cash and cash equivalents was attributed to the Company for each of the periods presented, as such cash was held in accounts legally owned by the Company. Transfers of cash both to and from MSG Entertainment were included as components of MSG Entertainment’s Investment on the combined statements of divisional equity (deficit). The main components of the net transfers (to)/from MSG Entertainment are cash pooling/general financing activities, various expense allocations to/from MSG Entertainment, and receivables/payables from/(to) MSG Entertainment deemed to be effectively settled upon the distribution of the Company by MSG Entertainment.
MSG Entertainment Investment
Certain significant balances and transactions among the Company and MSG Entertainment and its subsidiaries, which include allocations of corporate general and administrative expenses, share-based compensation expense and other historical intercompany activities, are recorded as components of Divisional Equity (Deficit), except for the transactions noted above related to historically cash-settled loans between the Company and MSG Entertainment. The changes in MSG Entertainment Investment also include financing activities for capital transfers, cash sweeps, and other treasury services. As part of this activity, cash balances are swept to MSG Entertainment regularly as part of the MSG Entertainment cash management policy.